Leases - Right of use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Amount beginning of the year	€ 484,597	€ 337,297
Amount end of the year	650,201	484,597
Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	686,086	481,879
Foreign currency translation	4,894	17,755
Additions	228,565	190,816
Business combination	10,044
Disposals	8,779	4,364
Amount end of the year	920,810	686,086
Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(201,489)	(144,582)
Foreign currency translation	719	(5,167)
Additions	(72,677)	(55,596)
Disposals	(2,838)	(3,856)
Amount end of the year	(270,609)	(201,489)
Plant, machinery and equipment
Leases
Amount beginning of the year	113,710	81,176
Amount end of the year	149,629	113,710
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	227,611	168,224
Foreign currency translation	839	4,576
Additions	59,611	36,082
Business combination	3,309
Disposals	3,101	443
Reclass	1,667	19,172
Amount end of the year	289,936	227,611
Plant, machinery and equipment | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(113,901)	(87,048)
Foreign currency translation	355	(2,628)
Additions	(30,490)	(24,826)
Disposals	(1,563)	(424)
Reclass	2,166	177
Amount end of the year	(140,307)	(113,901)
Furniture and Fixtures
Leases
Amount beginning of the year	15,449	10,383
Amount end of the year	19,588	15,449
Furniture and Fixtures | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	39,658	27,445
Foreign currency translation	(62)	718
Additions	11,663	7,546
Business combination	107
Disposals	1,243	860
Reclass	1,308	4,809
Amount end of the year	51,431	39,658
Furniture and Fixtures | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(24,209)	(17,062)
Foreign currency translation	168	(620)
Additions	(9,061)	(7,307)
Disposals	(1,231)	(880)
Reclass	28	(100)
Amount end of the year	(31,843)	(24,209)
Right-of use assets
Leases
Amount beginning of the year	145,038	142,110
Amount end of the year	168,325	145,038
Right-of use assets | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	186,676	167,365
Foreign currency translation	(936)	7,472
Additions	39,037	14,292
Business combination	3,962
Disposals		2,453
Amount end of the year	228,739	186,676
Right-of use assets | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(41,638)	(25,255)
Foreign currency translation	(117)	(2,717)
Additions	(18,659)	(15,829)
Disposals		(2,163)
Amount end of the year	(60,414)	(41,638)
Right-of use assets | Buildings
Leases
Amount beginning of the year	141,880	137,285
Amount end of the year	166,955	141,880
Right-of use assets | Buildings | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	177,602	158,454
Foreign currency translation	(919)	7,442
Additions	38,393	14,077
Business combination	3,940
Disposals		2,453
Reclass	3,718	82
Amount end of the year	222,734	177,602
Right-of use assets | Buildings | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(35,722)	(21,169)
Foreign currency translation	(8)	(2,573)
Additions	(17,855)	(14,160)
Disposals		(2,163)
Reclass	(2,194)	17
Amount end of the year	(55,779)	(35,722)
Right-of use assets | Plant, machinery and equipment
Leases
Amount beginning of the year	2,693	4,443
Amount end of the year	786	2,693
Right-of use assets | Plant, machinery and equipment | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	8,077	8,382
Foreign currency translation	(17)	30
Additions	306
Reclass	(3,678)	(335)
Amount end of the year	4,688	8,077
Right-of use assets | Plant, machinery and equipment | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(5,384)	(3,939)
Foreign currency translation	(109)	(120)
Additions	(575)	(1,462)
Reclass	2,166	137
Amount end of the year	(3,902)	(5,384)
Right-of use assets | Furniture and Fixtures
Leases
Amount beginning of the year	465	382
Amount end of the year	584	465
Right-of use assets | Furniture and Fixtures | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	997	529
Additions	338	215
Business combination	22
Reclass	(40)	253
Amount end of the year	1,317	997
Right-of use assets | Furniture and Fixtures | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(532)	(147)
Foreign currency translation		(24)
Additions	(229)	(207)
Reclass	28	(154)
Amount end of the year	€ (733)	€ (532)